Fair Value Measurements (Details) - Schedule of Changes Level 3 Fair Value Liabilities - USD ($)	3 Months Ended	6 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Schedule of changes Level 3 fair value liabilities [Abstract]
Fair Value at January 1, 2021	$ 8,810,131
Initial fair value of public and private warrants		27,004,700
Change in fair value of public and private warrants	3,063,156	(8,570,219)
Transfer of public warrants to Level 1		(9,624,350)
Fair Value at June 30, 2021	$ 11,873,287	$ 8,810,131